Consolidated Statements of Changes in Equity - CAD ($) shares in Thousands, $ in Millions	Share capital	Contributed surplus	Accumulated Other Comprehensive Income	Retained Earnings	Total
Beginning balance at Dec. 31, 2021	$ 23,650	$ 612	$ 814	$ 11,538	$ 36,614
Beginning balance (in share) at Dec. 31, 2021					1,441,251
Changes in equity
Net earnings				9,077	$ 9,077
Foreign currency translation adjustment			160		160
Actuarial gain on employee retirement benefit plans, net of income taxes				838	838
Total comprehensive income			160	9,915	10,075
Issued under share option plans	570	(58)			$ 512
Issued under share option plans (in shares)					13,158
Common shares forfeited (in shares)					(30)
Repurchase of common shares for cancellation	(1,947)			(3,188)	$ (5,135)
Repurchase of common shares for cancellation (in shares)					(116,908)
Change in liability for share purchase commitment	(16)			(104)	$ (120)
Share-based compensation		17			17
Dividends paid on common shares				(2,596)	(2,596)
Ending balance at Dec. 31, 2022	22,257	571	974	15,565	$ 39,367
Ending balance (in share) at Dec. 31, 2022					1,337,471
Changes in equity
Net earnings				8,295	$ 8,295
Foreign currency translation adjustment			74		74
Actuarial gain on employee retirement benefit plans, net of income taxes				128	128
Total comprehensive income			74	8,423	8,497
Issued under share option plans	199	(18)			$ 181
Issued under share option plans (in shares)					4,611
Repurchase of common shares for cancellation	(871)			(1,362)	$ (2,233)
Repurchase of common shares for cancellation (in shares)					(51,982)
Change in liability for share purchase commitment	76			124	$ 200
Share-based compensation		16			16
Dividends paid on common shares				(2,749)	(2,749)
Ending balance at Dec. 31, 2023	$ 21,661	$ 569	$ 1,048	$ 20,001	$ 43,279
Ending balance (in share) at Dec. 31, 2023					1,290,100